FINANCIAL INSTRUMENTS - Narrative (Details)	Dec. 31, 2023 USD ($) derivative	Dec. 31, 2022 USD ($)
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Trade receivables	$ 4,200,000	$ 0
Number of embedded derivatives | derivative	2
Level 3 of fair value hierarchy | Silver Purchase Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Metal substitution ratio	75
Ruby Hill
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Deferred consideration		$ 47,000,000
Ruby Hill | Deferred consideration | Level 3 of fair value hierarchy | Discount rate, measurement input
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Significant unobservable input, liabilities	0.075